EARNINGS PER SHARES (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of the Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share for the periods indicated:

	December 31,
	2018	2017	2016

Net income attribute to the Company	$10,379,453	$5,345,311	$4,823,973

Weighted average ordinary shares outstanding - basic and diluted	19,791,110	19,791,110	19,804,164

Basic and diluted earnings per share	$0.52	$0.27	$0.24